EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Common stock
Ordinary shares, issued	944	944		944
Purchase of treasury shares	$ 200,000,000		$ 533,000,000	$ 200,000,000	$ 533,000,000
Treasury Stock Shares Acquired	5.2		11.9
Stock Repurchase Program, Authorized Amount		3,000,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Provision for income taxes				53,000,000	(9,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Provision for income taxes				1,000,000
Total Reclassification				18,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member] | Financial Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Currency Translation Adjustment Aoci Reclassified Into Financial Expense				$ 17,000,000